The Trust held a Special Meeting
(the Special Meeting) of its
shareholders on August 12, 2019 for
the purpose of electing trustees of
the Trust.  Although Patricia Luscombe
and Jeffery D. Young have been serving
as trustees by appointment since 2015,
both were elected by the shareholders
for an indefinite period at the Special
Meeting.  Ms. Luscombe and Mr. Young
join James U. Jensen, John V. Palancia
and Mark H. Taylor as duly elected
trustees of the Trust.

At the close of business June 27, 2019,
the record date for the Special Meeting, there were 374,510,202 outstanding shares of the Trust. Shares represented in person and by proxy at the Special Meeting equaled 78.67% of the outstanding shares of the Trust. Therefore, a quorum was present.

With respect to approval of the election of Patricia Luscombe, the following votes were cast:

For Approval	98.54%
Against Approval	0.00%
Abstained	1.46%

With respect to approval of the election of Jeffery D. Young, the following votes were cast:

For Approval	98.49%
Against Approval	0.00%
Abstained	1.51%